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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13 F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment [ ]; Amendment Number: _______________

     This Amendment (check one only): [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    SRM Fund Management Cayman Limited
Address: PO Box 309 GT
         Ugland House South Church Street
         George Town - Grand Cayman - Cayman Islands

Form 13F File Number: 28-12138

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Jonathan Wood
Title: Director and Principal
Phone: +44 7768 480595

Signature, Place and Date of Signing:


          /s/ Jonathan Wood               London, UK    5/15/2010
-------------------------------------   -------------   ---------
             [Signature]                [City, State]     [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               1

Form 13F Information Table Entry Total:          0

Form 13F Information Table Value Total:          0
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.   Form 13F File Number   Name
---   --------------------   -------------
1     28-13258               Jonathan Wood

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                           FORM 13F INFORMATION TABLE

          COLUMN 1             COLUMN 2     COLUMN 3  COLUMN 4       COLUMN 5        COLUMN 6   COLUMN 7   COLUMN 8
---------------------------  ------------  ---------  --------  ------------------  ----------  --------  ---------
                                                        VALUE   SHRS OR  SH/  PUT/  INVESTMENT    OTHER     VOTING
        ISSUER NAME           CLASS TITLE    CUSIP    (x$1000)  PRN AMT  PRN  CALL  DISCRETION  MANAGERS  AUTHORITY
---------------------------  ------------  ---------  --------  -------  ---  ----  ----------  --------  ---------
